                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                      WILMINGTON MUNICIPAL BOND PORTFOLIO

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

                        PROSPECTUS DATED OCTOBER 3, 2002

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Portfolios:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTIONS

A look at the goals,
strategies, risks,
expenses and financial
history of each Portfolio.       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses............................10

                                 Example......................................11

                                 Investment Objectives........................11

                                 Primary Investment Strategies................12

                                 Series Composition...........................14

                                 Additional Risk Information..................16

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIOS

                                 Investment Adviser...........................17

                                 Portfolio Managers...........................18

                                 Service Providers............................19

Policies and instructions
for opening, maintaining
and closing an account in
any of the Portfolios.      SHAREHOLDER INFORMATION

                                 Pricing of Shares............................20

                                 Purchase of Shares...........................21

                                 Redemption of Shares.........................22

                                 Exchange of Shares...........................24

                                 Distributions................................25

                                 Taxes........................................25

Details on the Portfolios'
distribution plan,
master/feeder arrangements
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Rule 12b-1 Fees..............................26

                                 Master/Feeder Structure......................27

                                 Share Classes................................27

                            FOR MORE INFORMATION......................back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                      WILMINGTON MUNICIPAL BOND PORTFOLIO

                                INVESTOR SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTIONS

PLAIN TALK

                             WHAT IS A MUTUAL FUND?

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio described in this prospectus is a separate mutual fund.

----------------------------------------------------------------------------------------------------------------------
SUMMARY
----------------------------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON BROAD
                                           MARKET BOND PORTFOLIO each seeks a high total return, consistent with high current income.
                                      --   The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------
Investment Focus                      --   Fixed income securities
----------------------------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate
----------------------------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   Each Portfolio operates as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, it invests in a
                                           "master fund," which in turn purchases investment securities. The
                                           Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding
                                           Series have the same investment objective, policies and limitations.
                                      --   The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests in the
                                           Short/Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.
                                      --   The WILMINGTON BROAD MARKET BOND PORTFOLIO invests in the Broad Market Bond
                                           Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

                                      --   The WILMINGTON MUNICIPAL BOND PORTFOLIO invests in the
                                      Municipal Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest
                                           exempt from federal income tax.
                                      --   The Series' adviser purchases securities based on their
                                      yield or potential capital appreciation, or both. The
                                           adviser may sell securities in anticipation of market
                                           declines or if the securities are downgraded to below
                                           investment grade.
--------------------------------------------------------------------------------------------------
Principal Risks                       The Portfolios are subject to the risks summarized below
                                      which are further described under "Additional Risk
                                      Information."
                                      --   An investment in a Portfolio is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.
                                      --   It is possible to lose money by investing in a
                                           Portfolio.
                                      --   The fixed income securities in which the Portfolios
                                      invest through their corresponding Series are subject to
                                           credit risk, prepayment risk, market risk, liquidity
                                           risk and interest rate risk. Typically, when interest
                                           rates rise, the market prices of fixed income
                                           securities go down.
                                      --   The performance of a Portfolio will depend on whether
                                      or not the adviser is successful in pursuing an investment strategy.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   Investors who want income from their investments
                                      without the volatility of an equity portfolio.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PLAIN TALK

                             WHAT IS TOTAL RETURN?

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

     The Investor Shares of the Portfolio were first offered on July 1, 2002, and therefore, do not have a full calendar year of performance. Accordingly, the information included in the bar chart and the performance table below reflects the performance of the Portfolio's Institutional Shares(1) and has been included to illustrate the risks and volatility of an investment in the Portfolio. The performance prior to November 1, 1999 reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

1 The returns are for a class that is not offered in this prospectus. The returns for the Investor Shares would be substantially similar to the Institutional Shares because the shares are invested in the same portfolio securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less.

           ANNUAL RETURNS BEFORE TAXES FOR THE PAST 10 CALENDAR YEARS
[BAR CHART]

1992                                                                              6.73%
1993                                                                              7.92%
1994                                                                             -2.02%
1995                                                                             14.95%
1996                                                                              3.37%
1997                                                                              7.56%
1998                                                                              7.75%
1999                                                                              0.33%
2000                                                                              9.71%
2001                                                                              8.40%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2002: 7.12%

     This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year.

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              5.13%                              -1.77%
         (June 30, 1995)                    (March 31, 1994)

PLAIN TALK

                               WHAT IS AN INDEX?

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INSTITUTIONAL SHARES

AVERAGE ANNUAL RETURNS AS OF 12/31/01                       1 Year      5 Years      10 Years
-------------------------------------                       ------      -------      --------
Short/Intermediate Bond Portfolio Before Taxes              8.40%        6.70%        6.37%
After Taxes on Distributions(1)                             6.10%        4.28%        3.94%
After Taxes on Distributions and Sales of Shares(1)         5.11%        4.15%        3.90%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no
  deductions for fees, expenses or taxes)(2)                8.12%        6.99%        6.61%
Lehman Intermediate Government/Credit Index (reflects no
  deductions for fees, expenses or taxes)(3)                8.96%        7.10%        6.81%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Since Investor Shares of the Portfolio were first offered on July 1, 2002, the average annual return information above reflects the performance of Institutional Shares of the Portfolio. After-tax returns for Investor Shares will vary.
2 The Merrill Lynch 1 to 10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.
3 The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 to 10 years.

                     WILMINGTON BROAD MARKET BOND PORTFOLIO

     The Investor Shares of the Portfolio have not commenced operations. The information included in the bar chart and the performance table below reflects the performance of the Portfolio's Institutional Shares(1) and has been included to illustrate the risks and volatility of an investment in the Portfolio and its predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended ("1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

1 The returns are for a class that is not offered in this prospectus. The returns for the Investor Shares would be substantially similar to the Institutional Shares because the shares are invested in the same portfolio securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less.

           ANNUAL RETURNS BEFORE TAXES FOR THE PAST 10 CALENDAR YEARS
[BAR CHART]

1992                                                                              6.82%
1993                                                                             10.60%
1994                                                                             -4.20%
1995                                                                             18.90%
1996                                                                              1.73%
1997                                                                              9.06%
1998                                                                              8.73%
1999                                                                             -2.19%
2000                                                                             11.91%
2001                                                                              7.94%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2002: 7.96%

     This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year.

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              6.54%                              -3.41%
         (June 30, 1995)                    (March 31, 1994)

INSTITUTIONAL SHARES

AVERAGE ANNUAL RETURNS AS OF 12/31/01                       1 Year      5 Years      10 Years
-------------------------------------                       ------      -------      --------
Broad Market Bond Portfolio Before Taxes                    7.94%        6.98%        6.73%
After Taxes on Distributions(1)                             5.56%        5.20%        5.84%
After Taxes on Distributions and Sales of Shares(1)         4.89%        4.76%        5.16%
Merrill Lynch U.S. Treasury Master Index (reflects no
  deductions for fees, expenses or taxes)(2)                6.74%        7.33%        7.09%
Lehman Government/Credit Index (reflects no deductions
  for fees, expenses or taxes)(3)                           8.50%        7.37%        7.27%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Since Investor Shares of the Portfolio have not commenced operations, the average annual return information above reflects the performance of Institutional Shares of the Portfolio. After-tax returns for Investor Shares will vary.
2 The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.
3 The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S.
  Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities no less than 1 year.

                      WILMINGTON MUNICIPAL BOND PORTFOLIO

     The Investor Shares of the Portfolio have not commenced operations. The information included in the bar chart and the performance table below reflects the performance of the Portfolio's Institutional Shares(1) and has been included to illustrate the risks and volatility of an investment in the Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

1 The returns are for a class that is not offered in this prospectus. The returns for the Investor Shares would be substantially similar to the Institutional Shares because the shares are invested in the same portfolio securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less.

         ANNUAL RETURNS BEFORE TAXES FOR CALENDAR YEARS SINCE INCEPTION [BAR CHART]

1994                                                                             -4.17%
1995                                                                             14.08%
1996                                                                              3.51%
1997                                                                              7.18%
1998                                                                              5.24%
1999                                                                             -0.64%
2000                                                                              8.47%
2001                                                                              4.38%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2002: 8.20%

     This bar chart shows changes in the performance of the Portfolio's Institutional Shares from calendar year to calendar year.

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              5.86%                              -4.79%
         (March 31, 1995)                   (March 31, 1994)

INSTITUTIONAL SHARES                                                        SINCE INCEPTION
AVERAGE ANNUAL RETURNS AS OF 12/31/01             1 Year      5 Years      (November 1, 1993)
-------------------------------------             ------      -------      ------------------
Municipal Bond Portfolio Before Taxes             4.38%        4.88%             4.70%
After Taxes on Distributions(1)                   4.30%        4.82%             4.67%
After Taxes on Distributions on Sales of
  Shares(1)                                       4.41%        4.80%             4.65%
Merrill Lynch Intermediate Municipal Index
  (reflects no deductions for fees, expenses or
  taxes)(2)                                       5.15%        5.70%             5.39%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Since Investor Shares of the Portfolio have not commenced operations, the average annual return information above reflects the performance of Institutional Shares of the Portfolio. After-tax returns for Investor Shares will vary.
2 The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 0 to 22 years.

PLAIN TALK

                                 WHAT IS YIELD?

Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The yield is expressed as a percentage of the offering price per share on a specified date.

     You may call (800) 336-9970 to obtain a Portfolio's current yield.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

PLAIN TALK

                            WHAT ARE FUND EXPENSES?

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services. Each Portfolio's expenses in the table below are shown as a percentage of its net assets. These expenses are deducted from Portfolio assets.

     The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

                                                                Investor Shares
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     ---------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                      None
Maximum deferred sales charge                                        None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                               None
Redemption fee(a)                                                   1.00%
Exchange fee(a)                                                     1.00%

(a) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                       Short/Intermediate       Broad Market         Municipal
                                         Bond Portfolio        Bond Portfolio      Bond Portfolio
                                       ------------------      --------------      --------------
Management fees                               0.35%                 0.35%               0.35%
Distribution (12b-1) fees                     0.25%                 0.25%               0.25%
Other expenses                                0.27%                 0.33%               0.73%
TOTAL ANNUAL OPERATING EXPENSES               0.87%                 0.93%               1.33%
Waivers/reimbursements                                                                  0.33%
NET EXPENSES                                                                            1.00%

1 This table and the Example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.
2 For Investor Shares of the Municipal Bond Portfolio, the investment adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.00%. This waiver will remain in place until the Board of Trustees approves its termination.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's maximum total operating expenses (without regard to waivers or expenses) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                               1 Year      3 Years
---------------                                               ------      -------
Short/Intermediate Bond Portfolio                              $ 89        $278
Broad Market Bond Portfolio                                    $ 95        $296
Municipal Bond Portfolio                                       $102        $389

     The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON BROAD MARKET BOND PORTFOLIO each seek a high total return, consistent with high current income. The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PLAIN TALK

                       WHAT ARE FIXED INCOME SECURITIES?

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence, the term "fixed income" security.

     The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:

         -- will invest at least 85% of its total assets in various types of investment grade fixed income securities;

         -- may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers;

         -- will, as a matter of fundamental policy, maintain a short-to-intermediate average duration (2 1/2 to 4 years); and

         -- the average dollar-weighted duration of securities held by the Short/Intermediate Bond Series will normally fall within a range of 2 1/2 to 4 years.

PLAIN TALK

                               WHAT IS DURATION?

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

     The WILMINGTON BROAD MARKET BOND PORTFOLIO invests its assets in the Broad Market Bond Series, which:

         -- will invest at least 85% of its total assets in various types of investment grade fixed income securities;

         -- may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers;

         -- will, as a matter of fundamental policy, maintain an intermediate average duration (4 to 7 years); and

         -- the average dollar-weighted duration of securities held by the Broad Market Bond Series will normally fall within a range of 4 to 7 years.

PLAIN TALK

                     WHAT ARE INVESTMENT GRADE SECURITIES?

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

PLAIN TALK

                         WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds issued by state and local governments to raise money for their activities.

     The WILMINGTON MUNICIPAL BOND PORTFOLIO invests its assets in the Municipal Bond Series, which:

         -- will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax;

         -- may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax;

         -- will, as a matter of fundamental policy, maintain an intermediate average duration (4 to 8 years); and

         -- the average dollar-weighted duration of securities held by the Municipal Bond Series will normally fall within a range of 4 to 8 years.

     The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry.

     The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

     Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

--------------------------------------------------------------------------------

SERIES COMPOSITION
--------------------------------------------------------------------------------

     The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income markets, the municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by the Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

PLAIN TALK

                     CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

     The Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

     The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

                                               Short/Intermediate    Broad Market    Municipal
                                                      Bond               Bond          Bond
                                               ------------------    ------------    ---------
Asset-Backed Securities                                 X                  X
Bank Obligations                                        X                  X
Corporate Bonds, Notes and Commercial Paper             X                  X
Mortgage-Backed Securities                              X                  X
Municipal Securities                                    X                  X              X
Obligations Issued By Supranational Agencies            X                  X
U.S. Government Obligations                             X                  X

     Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our Statement of Additional Information:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country (Short/Intermediate Bond and Broad Market Bond Portfolios only).

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

         -- LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of a master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIOS

     The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN INVESTMENT ADVISER?

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of each Series in accordance with its respective investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of June 30, 2002, RSMC had $5.0 billion assets under management.

     For the twelve months ended June 30, 2002, RSMC received the following fees (after fee waivers) as a percentage of each Series' average daily net assets for investment advisory services:

Short/Intermediate Bond Series                                0.35%
Broad Market Bond Series                                      0.35%
Municipal Bond Series                                         0.17%

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond and Broad Market Bond Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for Fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     DOMINICK J. D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond and Broad Market Bond Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

     LISA MORE, Vice President of RSMC and Wilmington Trust Company, is primarily responsible for the day-to-day management of the Municipal Bond Portfolio. Mrs. More has been affiliated with RSMC and its affiliates since 1988. In 1990, she joined the Fixed Income Division of Wilmington Trust Company specializing in the management of municipal income portfolios.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

                                  [FLOW CHART]

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by the Short/Intermediate Bond Series and the Broad Market Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PLAIN TALK

                     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------------
                                 Outstanding Shares

     PFPC determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the New York Stock Exchange, the transfer agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

     Shares will not be priced on those days the Portfolios are closed. As of the date of this prospectus, those days are:

New Year's Day                Memorial Day                  Veterans' Day
Martin Luther King, Jr.       Independence Day              Thanksgiving Day
  Day
Presidents' Day               Labor Day                     Christmas Day
Good Friday                   Columbus Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                            HOW TO PURCHASE SHARES:

   --  Directly by mail or by wire
   -- As a client of Wilmington Trust Company ("Wilmington Trust") through a trust account or a corporate cash management account
   --  As a client of a Service Organization

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Portfolios is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Fixed Income Portfolios            Wilmington Fixed Income Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 8951                                 400 Bellevue Parkway, Suite 108
    Wilmington, DE 19899                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                          HOW TO REDEEM (SELL) SHARES:

   --  By mail
   --  By telephone

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee". A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Fixed Income Portfolios            Wilmington Fixed Income Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 8951                                 400 Bellevue Parkway, Suite 108
    Wilmington, DE 19899                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For information on other ways to redeem shares, please refer to our Statement of Additional Information.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS AN EXCHANGE OF SHARES?

An exchange of shares allows you to move your money from one fund to another fund within a family of funds.

     You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following Portfolios:

     Wilmington Prime Money Market Portfolio

     Wilmington U.S. Government Portfolio

     Wilmington Tax-Exempt Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Mid Cap Value Portfolio

     Wilmington Small Cap Value Portfolio

     Wilmington Balanced Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

PLAIN TALK

                         WHAT IS NET INVESTMENT INCOME?

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

     Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/ Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

     It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. (the "Distributor") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

RULE 12b-1 FEES
--------------------------------------------------------------------------------

PLAIN TALK

                              WHAT ARE 12b-1 FEES?

12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

     The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio's average daily net assets.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolios issue Investor and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee in addition to other class specific expenses. Any investor may purchase Investor Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

  The investment company registration number for WT Mutual Fund is 811-08648.